OPERATING LEASES - RIGHT OF USE ASSETS (Details Narrative) - Operating Lease [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Total Manufacturing unit space | ft²			6,300		6,300
Amounts payable to related party for rent	$ 0		$ 0		$ 5,163
Lease term			72 months		72 years
Manufacturing unit space | ft²			1,800
Operating lease rent expense, monthly			$ 10,000
Prepaid rent	119,756		119,756		$ 25,000	$ 14,764
Rent expense	$ 32,340	$ 32,340	$ 97,020	$ 97,020
Interest rate			6.23%		6.23%
Operating lease rent expense					$ 10,000
Lease expense					$ 129,360	$ 129,360